Schedule of reconciliation between tax expense and corporate tax rate (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Deferred tax expense (income) [abstract]
(Loss)/Profit before tax	$ (8,690,598)	$ (11,053,571)	$ 2,404,561
Income tax using the statutory tax rate of 17% (2024: 17%)	(1,477,402)	(1,879,107)	408,775
Non-deductible expenses	1,467,625	1,866,671	16,416
Income not subject to tax			83,039
Income tax exemption	(13,700)	(17,425)	(75,350)
(Loss)/Profit before tax	(353)	(449)	(1,322)
- Utilisation of deferred tax assets not recognised in prior year			(56,037)
Deferred tax asset not recognized during the financial year	23,830	30,310	7,932
- Recognition of tax effect of previously unrecognised tax losses			(49,440)
Deferred income tax
Underprovision in respect of prior years	279	355
Overprovision in respect of prior years	(328,444)	(417,748)	(2,252)
Income tax (benefit)/expense recognized in profit or loss	$ (328,165)	$ (417,393)	$ 331,761